Convertible loans	3 Months Ended
Mar. 31, 2021
Financial Instruments [Abstract]
Convertible loans	Convertible loans
Facility agreement
On April 24, 2020, the Company entered into a USD 115 million Facility Agreement with Deerfield Partners, L.P. and certain of its affiliates (“Deerfield”). Pursuant to such agreement, Deerfield agreed to extend senior secured convertible term loans to the Company in two separate disbursements:
(i)an initial disbursement of convertible loans in the amount of USD 65 million upon the completion of the initial public offering (“IPO”), and satisfaction of certain other conditions (the “first tranche”) and
(ii)a subsequent disbursement of convertible loans in the amount of USD 50 million upon the receipt of regulatory approval for ZYNLONTA, and satisfaction of certain other conditions (the “second tranche”). See note 15, “Events after the reporting date” for further information.
The outstanding principal amount of the convertible loans is due to be repaid in full on May 19, 2025. However, any conversion of the convertible loans into common shares shall be deemed a repayment of the principal amount of the convertible loans so converted.
The convertible loans bear interest at a rate of 5.95% per annum, based on a 360-day year, with interest payable quarterly in arrears commencing July 1, 2020.
Upon any payment of the convertible loans or conversion of the convertible notes, whether upon redemption or at maturity or at any other time, the Company will be required to pay an exit charge equal to 2.0% of the amount of the loans so paid or converted.
The Company’s obligations under the Facility Agreement are guaranteed by the Company’s wholly-owned subsidiaries and secured by a perfected, first-priority security interest in substantially all of the Company’s and its wholly-owned subsidiaries’ personal property, including its intellectual property and the equity ownership interests directly and indirectly held by the Company in its wholly-owned subsidiaries.
In accordance with the terms of the convertible notes, both the holders and the Company may elect to redeem the notes upon the occurrence of a major transaction and successor major transaction, respectively, as disclosed in the Company’s annual report for the period ended December 31, 2020 on Form 20-F.
The Facility Agreement contains various covenants, including a requirement to retain USD 50 million in cash and cash equivalents as of the end of each fiscal quarter.
First tranche - Initial disbursement of convertible loans
The Company has accounted for the first tranche of convertible loans amounting to USD 65 million issued on May 19, 2020 as comprising two components: an embedded conversion option derivative and a loan.
Valuation of derivative embedded in first tranche
Since issuance, the embedded conversion option derivative is marked-to-market on a quarterly basis. During the three months ended March 31, 2021, the Company recognized income of KUSD 15,268 as a result of changes in the fair value of the embedded derivative. The fair value of the embedded derivative associated with the first tranche was KUSD 35,961 and KUSD 51,229 as of March 31, 2021 and December 31, 2020, respectively. The decrease in fair value of the embedded derivative during the three months ended March 31, 2021 is primarily due to the decrease in the fair value of the underlying shares from December 31, 2020 to March 31, 2021, which was charged directly to the unaudited condensed consolidated interim statement of operations.
The Company has used an independent valuation firm to assist in calculating the fair value of the embedded conversion option derivative, which is based on the mean of values derived from application of the Hull and Goldman Sachs convertible bond pricing models. Key inputs for the valuations as of March 31, 2021 and December 31, 2020 were as follows:

	As of
	March 31, 2021	December 31, 2020
Exercise price at 130% of the IPO price of 19.00, in USD	24.70	24.70
Forced conversion price, in USD (1)	67.93	67.93
Share price in USD	24.41	32.01
Risk-free interest rate	0.7%	0.3%
Expected volatility	90%	90%
Expected term	49 months	52 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	12.5%	13.3%

(1) In accordance with the terms of the convertible loans, under certain circumstances the Company has the right to force conversions of the convertible notes on and after the one and three-year anniversaries of the date on which it has received regulatory approval of ZYNLONTA as disclosed in the Company annual report for the period ended December 31, 2020 on Form 20-F.
Residual convertible loan
The loan bears interest at a rate of 5.95% per annum, based on a 360-day year, with interest payable quarterly in arrears commencing on July 1, 2020. For the three months ended March 31, 2021, the Company recorded interest expense related to the interest payable on the residual convertible loan (net of the value of the embedded conversion option derivative) in the amount of KUSD 1,982 based on the implied effective interest rate, was computed at inception at 23%.
The amount at which the convertible loan is presented as a liability in the interim condensed consolidated balance sheet represents the net present value of all future cash outflows associated with the loan discounted at the implied effective interest rate. The net present value of those cash outflows occurring within 12 months of the balance sheet date discounted at the same rate is presented as a short-term liability. The remainder of the amount is presented as a long-term liability. The carrying value of the convertible loan was KUSD 39,367 as of March 31, 2021, of which KUSD 3,594 was the current portion of the liability. The carrying value of the convertible loan was KUSD 38,406 as of December 31, 2020, of which KUSD 3,631 was the current portion of the liability.
Second tranche - subsequent disbursement of convertible loans
The Company is obligated to draw down the second tranche upon receipt of regulatory approval for ZYNLONTA. Prior to drawing down the second tranche, the obligation to do so under the terms specified in the Facility Agreement was accounted for as a derivative, which the Company marked-to-market quarterly. During the three months ended March 31, 2021, the Company recognized income of KUSD 5,901 as a result of changes in the fair value of the derivative. The fair value of the derivative associated with the second tranche was KUSD 16,078 and KUSD 21,979 as of March 31, 2021 and December 31, 2020, respectively, which was presented as a financial liability in the unaudited condensed consolidated interim balance sheet. The decrease in fair value of the derivative during the three months ended March 31, 2021 is primarily due to the decrease in the fair value of the underlying shares from December 31, 2020 to March 31, 2021, which was charged directly to the unaudited condensed consolidated interim statement of operations.
The Company has used an independent valuation firm to assist in calculating the fair value of the derivative, which is based on the mean of values derived from application of the Hull and Goldman Sachs convertible bond pricing models. Key inputs for the valuation as of March 31, 2021 were as follows:

	As of
	March 31, 2021	December 31, 2020
Exercise price at 150% of the IPO of 19.00, in USD (1)	28.50	28.50
Forced conversion price, in USD (2)	78.38	78.38
Share price in USD	24.41	32.01
Risk-free interest rate	0.7%	0.3%
Expected volatility	90%	90%
Expected term	2 months	5 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	7.9%	7.4%

(1) The conversion price for the second tranche of convertible notes is the lesser of (i) 150% of the IPO price and (ii) 120% of the average of the volume-weighted average prices of the Company’s common shares on each of the 15 trading days immediately prior to the disbursement date of the second tranche, but in no event less than a floor equal to 81% of the IPO price. If the conversion price of the second tranche of convertible notes is less than the floor price but for the application of the floor, Deerfield will not be obligated to extend the second tranche.
(2) In accordance with the terms of the convertible loans, under certain circumstances the Company has the right to force conversions of the convertible notes on and after the one- and three-year anniversaries of the date on which it received regulatory approval of ZYNLONTA, as discussed in the Company’s annual report for the period ended December 31, 2020 on Form 20-F.
In addition to the key inputs disclosed above for the second tranche, the Company estimated the probability of achieving regulatory approval for ZYNLONTA. For purposes of its March 31, 2021 valuation, the Company estimated it was highly probable that it would receive regulatory approval for ZYNLONTA.
The value of the derivative is directly correlated with the probability estimate of obtaining regulatory approval for ZYNLONTA. An increase or decrease of 10% in the estimated probability would have resulted in an increase or decrease in the value of the derivative of KUSD 1,608. See note 15, “Events after the reporting date” for further information.